Note 8 - Derivative Liabilities - Derivative Liability Value Assumptions (Details) - Derivative Financial Instruments, Liabilities [Member]	Mar. 10, 2023	Sep. 30, 2022	Sep. 30, 2021
Series G Warrant [Member] | Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input	32.80	1,120.00
Series G Warrant [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	1,120.00
Series G Warrant [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	1.7941
Series G Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.0491
Series G Warrant [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	0.24
Series G Warrant [Member] | Measurement Input, Inception Discount Rate [Member]
Derivative Liability, Measurement Input	0
Series H Warrant [Member] | Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input	32.80	30.72
Series H Warrant [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input	640.00
Series H Warrant [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	1.4103
Series H Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.0475
Series H Warrant [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	1.31
Series H Warrant [Member] | Measurement Input, Inception Discount Rate [Member]
Derivative Liability, Measurement Input	0
Series G Warrant Derivative [Member] | Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input			0.96
Series G Warrant Derivative [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input		1,120.00	1,120.00
Series G Warrant Derivative [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input		1.3297	0.8740
Series G Warrant Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input		0.0405	0.0019
Series G Warrant Derivative [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input		0	0
Series G Warrant Derivative [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input		0.69	0.0170
Series G Warrant Derivative [Member] | Measurement Input, Inception Discount Rate [Member]
Derivative Liability, Measurement Input		0
Series H Warrant Derivative [Member] | Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input		640.00	0.96
Series H Warrant Derivative [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input		640.00	640.00
Series H Warrant Derivative [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input		1.2250	0.8659
Series H Warrant Derivative [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input		0.0414	0.0041
Series H Warrant Derivative [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input		0	0
Series H Warrant Derivative [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input		1.57	0.0258
Series H Warrant Derivative [Member] | Measurement Input, Inception Discount Rate [Member]
Derivative Liability, Measurement Input		0